3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment

Depreciation is recorded on the straight-line method based on the estimated useful lives of the assets as follows:

Plant and machinery	5 or 6.67 years
Furniture, fixtures and equipment	3 or 5 years
Computers	3 or 5 years
Automobile	3 or 5 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	17, 20, 25 or 27 years

Schedule of disaggregation of revenues

By revenue stream	For the year ended December 31, 2018
Continuing operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Others	Total
Australia	$90,067	$–	$–	$–	$–	$1,314	$91,381
Japan	1,605	–	10,809	–	–	23	12,437
Italy	–	1,733	–	–	–	–	1,733
United States	1,875	–	–	1,052	15,794	–	18,721
United Kingdom	–	932	–	–	–	–	932
Greece	–	378	–	–	–	–	378
Total	$93,547	$3,043	$10,809	$1,052	$15,794	$1,337	$125,582

By revenue stream	For the year ended December 31, 2017
Continuing operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Others	Total
Australia	$111,284	$–	$–	$–	$–	$890	$112,174
Japan	511	–	–	–	–	–	511
Italy	–	1,932	–	–	–	–	1,932
United States	–	–	–	–	–	–	–
United Kingdom	–	861	6,042	–	–	–	6,903
Greece	–	–	–	–	–	–	–
Total	$111,795	$2,793	$6,042	$–	$–	$890	$121,520

By revenue stream	For the year ended December 31, 2016
Continuing operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Others	Total
Australia	$81,241	$–	$–	$–	$–	$–	$81,241
Japan	286	–	12,353	–	–	254	12,893
Italy	–	1,740	–	–	–	–	1,740
United States	2,771	1,626	2,075	–	–	150	6,622
United Kingdom	–	208	486	–	–	–	694
Greece	–	8,737	–	–	–	–	8,737
Germany	2,179	–	–	–	–	496	2,675
Total	$86,477	$12,311	$14,914	$–	$–	$900	$114,602

By timing of revenue recognition	For the year ended December 31, 2018
Continuing operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Others	Total
Goods transferred at a point in time	$93,547	$3,043	$10,809	$681	$15,794	$1,337	$125,211
Service transferred over time	–	–	–	371	–	–	371
Total	$93,547	$3,043	$10,809	$1,052	$15,794	$1,337	$125,582

By timing of revenue recognition	For the year ended December 31, 2017
Continuing operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Others	Total
Goods transferred at a point in time	$111,795	$2,793	$6,042	$–	$–	$890	$121,520
Service transferred over time	–	–	–	–	–	–	–
Total	$111,795	$2,793	$6,042	$–	$–	$890	$121,520

By timing of revenue recognition	For the year ended December 31, 2016
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Others	Total
Goods transferred at a point in time	$86,477	$10,685	$14,914	$–	$–	$852	$112,928
Service transferred over time	–	1,626	–	–	–	48	1,674
Total	$86,477	$12,311	$14,914	$–	$–	$900	$114,602

Schedule of accounts receivables and contract liabilities

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	December 31, 2018	December 31, 2017
Accounts receivable, current and noncurrent	$27,777	$19,051
Advance from customers	$25,984	$31,122

Reconciliation of total interest cost
	For the years ended December 31,
	2018	2017	2016

Interest cost capitalized	$292	$1,607	$1,724
Interest cost charged to expense	6,665	8,087	3,494
Total interest cost	$6,957	$9,694	$5,218